ALLIANCE MONEY MARKET FUND

-GENERAL MUNICIPAL PORTFOLIO
-PRIME PORTFOLIO
-GOVERNMENT PORTFOLIO




ANNUAL REPORT
NOVEMBER 30, 1997



STATEMENT OF NET ASSETS
NOVEMBER 30, 1997
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                                YIELD          VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-85.3%
          ALABAMA-0.4%
          ABBEVILLE IDR
          (Greenbush Woods Project)
          AMT VRDN (a)
$   575   4/01/04                                  4.20%      $  575,000

          ALASKA-1.1%
          ALASKA IDA
          (Fairbanks Gold Mining Inc.)
          AMT VRDN (a)
    500   5/01/09                                  3.95          500,000
          ALASKA STUDENT LOAN CORP. AMBAC
          Student Loan Revenue Series A AMT
  1,000   7/01/98                                  4.10        1,005,628
                                                              -----------
                                                               1,505,628

          ARIZONA-1.5%
          PHOENIX IDA
          (America West Airlines)
          AMT VRDN (a)
  1,000   8/01/16                                  4.25        1,000,000
          PHOENIX IDA
          (V.A.W. of America, Inc.)
          AMT VRDN (a)
  1,000   2/01/12                                  4.25        1,000,000
                                                              -----------
                                                               2,000,000

          CALIFORNIA-0.7%
          CALIFORNIA HIGHER EDUCATION
          Student Loan Revenue
          Series B PPB (a)
  1,000   7/01/02                                  4.00        1,000,000

          DELAWARE-0.3%
          DELAWARE ECONOMIC DEVELOPMENT
          AUTHORITY
          (Orient Chemical Company)
          AMT VRDN (a)
    400   11/01/99                                 4.22          400,000
          DISTRICT OF COLUMBIA-6.5%
          DISTRICT OF COLUMBIA HFA MFHR
          (McLean Apts.) Series '85A VRDN (a)
  1,390   12/01/05                                 4.30        1,390,000
          DISTRICT OF COLUMBIA HFA MFHR
          (Tyler Housing Trust) AMT VRDN (a)
  4,200   8/01/25                                  4.20%      $4,200,000
          DISTRICT OF COLUMBIA HFA SFMR
          Series B AMT PPB (a)
  1,000   12/01/29                                 3.75        1,000,000
          DISTRICT OF COLUMBIA HFA SFMR
          Series C AMT PPB (a)
  1,500   9/01/98                                  4.05        1,500,000
    805   12/01/29                                 3.90          805,000
                                                              -----------
                                                               8,895,000

          FLORIDA-2.5%
          BROWARD COUNTY HFA SFMR
          Series '97B AMT PPB (a)
  1,000   10/01/30                                 4.05        1,000,000
          PINELLAS COUNTY HFA SFMR
          Multi-County Program
          Series D AMT PPB (a)
  1,475   9/01/26                                  4.00        1,475,000
          ST. LUCIE PCR
          (Florida Light & Power
          Co. Project) Series '93
          AMT VRDN (a)
  1,000   1/01/27                                  4.10        1,000,000
                                                              -----------
                                                               3,475,000

          GEORGIA-5.5%
          BURKE COUNTY DEVELOPMENT
          AUTHORITY PCR
          AMBAC
          (Oglethorpe Power Corp.) Series B
  3,000   5/28/98                                  3.80        3,000,000
          CARTERSVILLE ECONOMIC
          DEVELOPMENT AUTHORITY
          (Sekisui Jushi Project)
          Series ' 92 VRDN (a)
    300   6/01/12                                  4.40          300,000


1


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          SUMMERSVILLE IDA
          (Image Industries, Inc.)
          Series '97 AMT VRDN (a)
$ 1,000   9/01/17                                  4.20%      $1,000,000
          THOMASTON-UPSON COUNTY IDR
          (De Ster Production Corp.)
          Series A AMT VRDN (a)
  3,300   10/01/09                                 4.30        3,300,000
                                                              -----------
                                                               7,600,000

          HAWAII-0.9%
          HAWAII AIRPORT SYSTEMS REVENUE AMBAC
          Third Series AMT
  1,250   7/01/98                                  4.75        1,255,622

          ILLINOIS-5.4%
          AURORA KANE & DU PAGE COUNTIES IDR
          (A & B Holdings LLC Project)
          Series '97A AMT VRDN (a)
  1,300   10/01/27                                 4.10        1,300,000
          ILLINOIS DEVELOPMENT
          FINANCE AUTHORITY
          (U.G.N. Inc. Project)
          Series '86 AMT VRDN (a)
  3,000   9/15/11                                  4.40        3,000,000
          ILLINOIS DEVELOPMENT
          FINANCE AUTHORITY
          (U.G.N. Inc. Project)
          Series '87 AMT VRDN (a)
    790   4/01/99                                  4.40          790,000
          ILLINOIS HOUSING
          DEVELOPMENT AUTHORITY
          Homeowner Mortgage
          Series '96F-2
          AMT PPB (a)
  1,500   8/01/28                                  3.70        1,500,000
          WOOD DALE CITY IDR
          (Nippon Express USA, Inc.)
          Series '85 VRDN (a)
    800   6/01/00                                  4.30          800,000
                                                              -----------
                                                               7,390,000

          INDIANA-2.4%
          ALLEN COUNTY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Mattel Power Wheels, Inc.)
          AMT VRDN (a)
    800   12/01/18                                 4.15          800,000
          AUBURN ECONOMIC
          DEVELOPMENT AUTHORITY
          (R.J. Tower Corp. Project)
          Series '88 AMT VRDN (a)
    725   9/01/00                                  4.25          725,000
          SEYMOUR ECONOMIC
          DEVELOPMENT AUTHORITY
          (Kobelco Metal Powder Co. Project)
          Series '87 AMT VRDN (a)
  1,775   12/15/97                                 4.40        1,775,000
                                                              -----------
                                                               3,300,000

          KANSAS-1.6%
          FREDONIA IDR
          (Systech Environmental Corp.)
          AMT VRDN (a)
  1,000   2/01/07                                  4.20        1,000,000
          SPRING HILL IDR
          (Abrasive Engineering
          and Manufacturing Project)
          Series '96 VRDN (a)
  1,200   9/01/16                                  4.15        1,200,000
                                                              -----------
                                                               2,200,000

          KENTUCKY-6.5%
          HOPKINSVILLE IDR
          (American Precision Machinery)
          AMT VRDN (a)
  3,600   5/01/00                                  4.10        3,600,000
          LOUISVILLE & JEFFERSON
          COUNTY REGIONAL AIRPORT
          AUTHORITY BAN
          Series AA-1 AMT VRDN (a)
  1,000   6/30/02                                  4.05        1,000,000
          RUSSELLVILLE IDB
          (JS Technos Corp. Project)
          Series '89 AMT VRDN (a)
  3,000   12/01/09                                 4.40        3,000,000


2


ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          SCOTT COUNTY IDR
          (Interstate Transformer Inc.)
          Series '90 AMT VRDN (a)
$ 1,300   9/01/05                                  4.10%     $ 1,300,000
                                                             ------------
                                                               8,900,000

          LOUISIANA-1.5%
          NEW ORLEANS HOME
          MORTGAGE AUTHORITY SFMR
          Series 97C-2 PPB (a)
  2,000   12/01/18                                 3.92        2,000,000

          MAINE-8.2%
          BIDDEFORD IDR
          (DK Associates & Volk Packaging)
          Series '97 AMT VRDN (a)
  5,525   7/01/17                                  4.20        5,525,000
          MAINE FINANCE AUTHORITY
          Economic Development
          Revenue Series '88A-D
          AMT VRDN (a)
    135   12/01/03                                 4.20          135,000
          MAINE FINANCE AUTHORITY
          Economic Development
          Revenue (Barber Foods, Inc.)
          Series '90B AMT VRDN (a)
    105   12/01/06                                 4.20          105,000
          MAINE FINANCE AUTHORITY
          Economic Development Revenue
          (Cornwall, McCann, Thurston)
          Series '88D-F AMT VRDN (a)
    875   6/01/04                                  4.20          875,000
          MAINE FINANCE AUTHORITY
          Economic Development Revenue
          (DC & F, Inc.) Series '89F
          AMT VRDN (a)
    410   12/01/05                                 4.20          410,000
          MAINE FINANCE AUTHORITY
          Economic Development Revenue
          (Forster Mfg Co., Inc.)
          Series '89H AMT VRDN (a)
    455   6/01/01                                  4.20          455,000
          MAINE FINANCE AUTHORITY
          Economic Development Revenue
          (JS McCarthy & Co., Inc.)
          Series '96B AMT VRDN (a)
    300   6/01/99                                  4.20          300,000
          MAINE FINANCE AUTHORITY
          Economic Development Revenue
          (Stratton Lumber, Inc.)
          Series '88C AMT VRDN (a)
    250   12/01/04                                 4.20          250,000
          MAINE FINANCE AUTHORITY
          Economic Development Revenue
          (Stratton Lumber, Inc.)
          Series '89K AMT VRDN (a)
     20   12/01/97                                 4.20           20,000
          MAINE FINANCE AUTHORITY
          Economic Development Revenue
          (Volco Realty Co., Inc.)
          Series '89L AMT VRDN (a)
    170   6/01/05                                  4.20          170,000
          MAINE FINANCE AUTHORITY
          (William Arthur, Inc.)
          Series '97 AMT VRDN (a)
  1,500   10/01/12                                 3.80        1,500,000
          ORRINGTON RESOURCE RECOVERY
          (Penobscot Energy Project B)
          AMT VRDN (a)
  1,540   5/01/03                                  4.10        1,540,000
                                                             ------------
                                                              11,285,000

          MICHIGAN-1.5%
          MICHIGAN STRATEGIC FUND
          (Donnelly Corp. Project)
          Series A AMT VRDN (a)
  2,000   3/01/10                                  4.00        2,000,000
          MISSOURI-4.1%
          MISSOURI ECONOMIC
          DEVELOPMENT AUTHORITY
          Export & Infrastructure
          Series D AMT VRDN (a)
  2,270   9/01/10                                  4.15        2,270,000


3


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MISSOURI ECONOMIC
          DEVELOPMENT AUTHORITY
          (Plastic Enterprises)
          Series '90A AMT VRDN (a)
$   250   9/01/05                                  4.25%     $   250,000
          MISSOURI ECONOMIC
          DEVELOPMENT AUTHORITY
          (Variform Inc.)
          Series '90C AMT VRDN (a)
  1,340   9/01/05                                  4.15        1,340,000
          MISSOURI IDA
          (Kawasaki Motor Corp.)
          Series '89 AMT VRDN (a)
    395   4/01/99                                  4.30          395,000
          MISSOURI IDA
          (Tradco Inc.) Series H
          AMT VRDN (a)
    740   10/01/03                                 4.15          740,000
          MISSOURI IDA
          (Wainwright Industries Inc.)
          Series F AMT VRDN (a)
    690   10/01/03                                 3.90          690,000
                                                             ------------
                                                               5,685,000

          NEBRASKA-0.7%
          NEBRASKA FINANCE AUTHORITY SFMR
          Series '97C AMT PPB (a)
  1,000   9/01/29                                  3.90        1,000,000

          NEW HAMPSHIRE-0.7%
          NEW HAMPSHIRE IDA
          (SCI Manufacturing Inc.)
          Series '89 AMT VRDN (a)
  1,000   6/01/14                                  4.20        1,000,000

          NEW JERSEY-0.4%
          JERSEY CITY GO BAN
    600   2/05/98                                  3.85          600,041

          NEW MEXICO-0.1%
          NEW MEXICO MORTGAGE
          FINANCE AUTHORITY SFMR
          Series '97D-2
          AMT PPB (a)
    170   7/01/30                                  3.95          170,000

          NORTH DAKOTA-1.2%
          NORTH DAKOTA HFA
          Series '97C AMT PPB (a)
  1,600   8/04/98                                  4.00        1,600,000

          OHIO-1.2%
          OHIO AIR QUALITY
          DEVELOPMENT AUTHORITY PCR
          (Ohio Edison Company)
          Series B AMT PPB (a)
    700   5/01/18                                  4.10          700,000
          OHIO HFA
          Series '97A-2 AMT PPB (a)
  1,000   3/01/28                                  3.65        1,000,000
                                                             ------------
                                                               1,700,000

          OKLAHOMA-1.4%
          BROKEN ARROW
          (Paragon Films Project)
          AMT VRDN (a)
  1,970   8/01/04                                  4.22        1,970,000

          OREGON-1.8%
          OREGON HOUSING & COMMUNITY SERVICES
          DEPARTMENT SFMR
          Series '96K AMT PPB (a)
    690   12/11/97                                 3.65          690,000
          PORTLAND HFA MFHR
          (Union Station Project)
          Phase B Series '96
          AMT VRDN (a)
  1,750   10/01/31                                 4.05        1,750,000
                                                             ------------
                                                               2,440,000

          PENNSYLVANIA-5.1%
          DELAWARE IDA COP
          (Cliff House Assisted)
          Series '97A AMT VRDN (a)
  2,000   8/01/12                                  4.20        2,000,000
          PENNSYLVANIA ECONOMIC
          DEVELOPMENT AUTHORITY
          (National Gypsum Co.
          Project) Series '97A
          AMT VRDN (a)
  2,000   11/01/32                                 4.10        2,000,000


4


ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          PENNSYLVANIA ECONOMIC
          DEVELOPMENT AUTHORITY IDR
          (Ram Forest Products Inc.)
          Series '88A-3 AMT VRDN (a)
$   435   12/01/99                                 4.50%     $   435,000
          PHILADELPHIA GO TRAN
          Series '97A
  2,500   6/30/98                                  4.00        2,506,946
                                                             ------------
                                                               6,941,946

          SOUTH DAKOTA-0.9%
          SOUTH DAKOTA HOUSING
          DEVELOPMENT AUTHORITY SFMR
          Series '97G
  1,300   8/13/98                                  3.95        1,300,000

          TENNESSEE-3.8%
          FAYETTEVILLE & LINCOLN IDR
          (V.A.W. of America, Inc.)
          AMT VRDN (a)
  2,800   10/01/12                                 4.25        2,800,000
          MONTGOMERY COUNTY
          PUBLIC BUILDING AUTHORITY
          Pooled Funding Revenue
          Series '97 VRDN (a)
  2,000   11/01/27                                 4.05        2,000,000
          TENNESSEE HOUSING
          DEVELOPMENT AGENCY
          Series '97-1 AMT PPB (a)
    400   1/01/28                                  3.75          400,000
                                                             ------------
                                                               5,200,000

          TEXAS-2.3%
          GREATER EAST TEXAS HIGHER EDUCATION
          Student Loan Revenue
          Series '95A AMT PPB (a)
    600   5/01/11                                  4.10          600,000
          GREATER TEXAS STUDENT LOAN CORP.
          Student Loan Revenue
          Series '96A AMT PPB (a)
  2,000   4/01/05                                  3.70        2,000,000
          SAN ANTONIO IDA
          (Gruma Corporation Project)
          AMT VRDN (a)
    500   11/01/09                                 4.05          500,000
                                                             ------------
                                                               3,100,000

          UTAH-2.9%
          PROVO HOUSING AUTHORITY MFHR
          (Branbury Project)
          Series B AMT VRDN (a)
  1,000   12/15/10                                 4.15        1,000,000
          UTAH BOARD OF REGENTS AMBAC
          Student Loan Revenue Series O
  2,000   5/01/98                                  4.70        2,006,001
          WEST JORDAN IDR
          (Vesper Corp. Project)
          Series '94A AMT VRDN (a)
  1,000   4/01/14                                  4.10        1,000,000
                                                             ------------
                                                               4,006,001

          WASHINGTON-9.3%
          PIERCE COUNTY ECONOMIC
          DEVELOPMENT CORP.
          (Truss Company Project)
          AMT VRDN (a)
    500   1/01/20                                  4.35          500,000
          PORT OF PORT ANGELES IDR
          (Daishowa America Project)
          AMT VRDN (a)
    700   8/01/07                                  4.40          700,000
          PORT OF VANCOUVER IDR
          (United Grain Corp.)
          Series '84A VRDN (a)
  1,000   12/01/09                                 4.30        1,000,000
          PORT OF VANCOUVER IDR
          (United Grain Corp.)
          Series '92 AMT VRDN (a)
    500   12/01/10                                 4.40          500,000
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Evergreen Ridge Apts. Project)
          AMT VRDN (a)
  2,500   12/01/24                                 4.10        2,500,000


5


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Pacific Inn Apts. Project)
          Series A AMT VRDN (a)
$ 2,575   5/01/28                                  4.10%     $ 2,575,000
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Sherwood Springs Apts. Project)
          Series '97A AMT VRDN (a)
  2,000   9/01/27                                  4.10        2,000,000
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Summerglen Apts. Project)
          AMT VRDN (a)
  1,250   11/01/25                                 4.10        1,250,000
          WASHINGTON HOUSING
          FINANCE COMMISSION SFMR
          Series 1A AMT PPB (a)
    290   6/01/30                                  4.00          290,000
          YAKIMA COUNTY IDR
          (Can-Am Millwork Ltd.)
          AMT VRDN (a)
  1,415   12/01/14                                 4.15        1,415,000
                                                             ------------
                                                              12,730,000

          WEST VIRGINIA-2.9%
          MARION COUNTY SWR
          (Grant Town Project)
          Series '92A AMT VRDN (a)
  1,500   10/01/17                                 4.05        1,500,000
          WEST VIRGINIA PUBLIC
          ENERGY AUTHORITY
          (Morgantown Energy Assoc. Project)
          Series A AMT PPB (a)
  2,500   7/01/08                                  5.50        2,503,226
                                                             ------------
                                                               4,003,226

          Total Municipal Bonds
          (amortized cost $117,227,464)                      117,227,464

          COMMERCIAL PAPER-14.0%
          COLORADO-4.4%
          DENVER AIRPORT REVENUE
          Series A AMT
  4,000   12/17/97                                 3.85        4,000,000
  2,000   12/12/97                                 3.90        2,000,000
                                                             ------------
                                                               6,000,000

          FLORIDA-0.7%
          ORANGE COUNTY GO
          Series A
  1,000   12/10/97                                 3.80        1,000,000

          HAWAII-1.5%
          HAWAII BUDGET & FINANCE
          (Citizens Utility Company)
          Series '88A AMT
  2,000   2/12/98                                  3.90        2,000,000

          INDIANA-1.1%
          INDIANA DEVELOPMENT
          FINANCE AUTHORITY
          (Pure Air Lake) Series '90A AMT
  1,500   12/11/97                                 3.85        1,500,000

          NEBRASKA-1.5%
          NEBRASKA PUBLIC POWER DISTRICT
          Series B
  2,000   12/19/97                                 3.80        2,000,000

          PENNSYLVANIA-2.0%
          BEAVER COUNTY PCR
          (Dusquesne Light Co.)
          Series '93A AMT
    800   12/11/97                                 3.85          800,000
          VENANGO IDA
          (Scrubgrass Project)
          Series '90A AMT
  2,000   12/11/97                                 3.85        2,000,000
                                                             ------------
                                                               2,800,000

          PUERTO RICO-2.2%
          PUERTO RICO GOVERNMENT
          DEVELOPMENT BANK
          Series '96
  3,000   2/12/98                                  3.75        3,000,000


6


ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          TEXAS-0.6%
          CITY OF AUSTIN GO
          Series A
$   850   12/08/97                                 3.80%    $    850,000
          Total Commercial Paper
          (amortized cost $19,150,000)                        19,150,000

          TOTAL INVESTMENTS-99.3%
          (amortized cost $136,377,464)                     $136,377,464
          Other assets less liabilities-0.7%                     980,922

          NET ASSETS-100%
          (offering and redemption price of
          $1.00 per share; 137,357,786 shares
          outstanding)                                      $137,358,386


See Footnotes and Glossary of Terms on page 14.
See notes to financial statements.


7


STATEMENT OF NET ASSETS
NOVEMBER 30, 1997
ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
-------------------------------------------------------------------------
            COMMERCIAL PAPER-56.5%
            APEX FUNDING CORP.
$  50,000   12/30/97 (b)                           5.62%    $ 49,773,639
            ASSET BACKED CAPITAL FINANCE
    2,700   12/22/97 (b)                           5.58        2,691,212
   26,700   2/17/98 (b)                            5.60       26,376,040
   51,700   4/15/98 (b)                            5.61       50,612,361
   22,700   12/08/97 (b)                           5.70       22,674,863
            ASSOCIATES CORP.
  162,000   12/01/97                               5.75      162,000,000
            BHF FINANCE (DE) INC.
   26,000   12/01/97                               5.53       26,000,000
   15,000   12/09/97                               5.64       14,981,200
            CENTAURI CORP.
   25,000   3/03/98 (b)                            5.62       24,640,944
            CERTAIN FUNDING CORP.
   17,800   12/23/97 (b)                           5.55       17,739,628
   11,850   12/01/97 (b)                           5.56       11,850,000
   15,300   12/10/97 (b)                           5.56       15,278,733
            CITICORP
    7,000   12/05/97                               5.58        6,995,660
            CXC, INC.
   50,000   12/04/97 (b)                           5.56       49,976,833
   25,000   2/03/98 (b)                            5.64       24,749,333
            DAKOTA FUNDING INC.
   50,000   12/16/97 (b)                           5.54       49,884,583
            EDISON ASSET SECURITIZATION
   35,000   2/04/98 (b)                            5.73       34,637,896
            FALCON ASSET SECURITIZATION
   31,800   12/02/97 (b)                           5.58       31,795,071
            GENERAL ELECTRIC CAPITAL CORP.
   26,000   3/03/98                                5.60       25,627,911
            GOTHAM FUNDING CORP.
   20,000   12/02/97 (b)                           5.60       19,996,889
            GREENWICH ASSET FUNDING INC.
   15,000   1/13/98 (b)                            5.54       14,900,742
   17,000   4/01/98 (b)                            5.55       16,682,879
            HOUSEHOLD FINANCIAL CORP. LTD.
   32,000   12/01/97                               5.75       32,000,000
            INTERNATIONALE NEDERLANDEN
   26,700   12/18/97 (b)                           5.52       26,630,402
            J. P. MORGAN & CO., INC.
   28,513   12/08/97                               5.51       28,482,452
   85,000   12/29/97                               5.57       84,631,761
            MARKET STREET FUNDING CORP.
   15,522   12/15/97 (b)                           5.62       15,488,076
            MERRILL LYNCH & CO., INC.
   42,521   12/01/97                               5.75       42,521,000
   44,000   12/15/97                               5.77       43,901,269
            PARK AVENUE INC.
   20,597   2/13/98 (b)                            5.70       20,355,672
   18,111   2/11/98 (b)                            5.72       17,903,810
   16,419   2/12/98 (b)                            5.72       16,228,558
            PREFERRED RECEIVABLES
            FUNDING CORP.
    8,070   12/08/97 (b)                           5.58        8,061,244
            PREMIUM FUNDING INC.
   10,119   12/16/97 (b)                           5.55       10,095,600
   21,239   12/17/97 (b)                           5.62       21,185,950
            PRIME ASSET VEHICLE
            LTD.
   15,000   12/01/97                               5.52       15,000,000
            RANGER FUNDING CORP.
   20,000   2/04/98 (b)                            5.64       19,796,333
   20,000   2/11/98 (b)                            5.65       19,774,000
   15,000   2/19/98 (b)                            5.72       14,809,333
            RECEIVABLES CAPITAL CORP.
   28,000   12/15/97 (b)                           5.56       27,939,022
   37,758   12/12/97 (b)                           5.64       37,692,930
   23,440   12/19/97 (b)                           5.64       23,373,899
            REPUBLIC FUNDING CORP.
   11,000   12/17/97                               5.62       10,972,524
            SIGMA FINANCE CORP.
    3,561   12/03/97 (b)                           5.57        3,559,898
   35,000   3/23/98 (b)                            5.57       34,393,489
  100,000   3/05/98 (b)                            5.62       98,532,556
            SOUTHERN CO.
   10,000   12/01/97                               5.60       10,000,000
            SPECIAL PURPOSE ACCOUNTS
            RECEIVABLE COOPERATIVE CORP.
   39,000   12/11/97 (b)                           5.59       38,939,442


8


ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
-------------------------------------------------------------------------
            STRATEGIC ASSET FUNDING CORP.
$  46,800   12/30/97 (b)                           5.60%    $ 46,588,880
   15,171   12/01/97 (b)                           5.62       15,171,000
   15,166   12/04/97 (b)                           5.62       15,158,897
   10,717   12/26/97 (b)                           5.62       10,675,174
            SUMITOMO CAPITAL MARKETS
   25,000   12/12/97                               5.58       24,957,375
            SUNTRUST BANKS, INC.
   27,000   12/17/97                               5.57       26,933,160
            THREE RIVERS FUNDING CORP.
   68,000   12/16/97 (b)                           5.64       67,840,200
            TRIPLE ASSET FUNDING CORP.
  108,000   12/30/97 (b)                           5.62      107,511,060
            WESTWAYS FUNDING I LTD.
   25,573   12/10/97 (b)                           5.59       25,537,402
            WINDMILL FUNDING CORP.
   29,000   12/18/97 (b)                           5.53       28,924,270
    2,100   12/03/97 (b)                           5.55        2,099,353
            WOOD STREET FUNDING CORP.
   70,761   12/01/97 (b)                           5.77       70,761,000

            Total Commercial Paper
            (amortized cost $1,864,293,408)                1,864,293,408

            CORPORATE OBLIGATIONS-15.2%
            ASSET BACKED CAPITAL FINANCE
   25,000   5.82%, 8/24/98 FRN (b)                 5.82       25,000,000
            BETA FINANCE CORP.
   25,000   5.97%, 3/18/98 (b)                     5.97       25,000,000
            CENTAURI CORP.
   25,000   5.73%, 2/06/98 FRN (b)                 5.73       24,999,778
   10,000   5.75%, 2/13/98 (b)                     5.75        9,997,007
    5,000   5.88%, 10/27/98 FRN (b)                5.88        4,999,548
   15,000   5.89%, 10/27/98 FRN (b)                5.89       15,000,000
            GOLDMAN SACHS GROUP LP
   80,000   5.72%, 1/05/98                         5.72       80,000,000
   70,000   5.75%, 4/13/98 FRN                     5.75       70,000,000
            MERRILL LYNCH & CO., INC.
   25,000   5.65%, 12/24/97 FRN                    5.65       24,999,694
   50,000   5.69%, 7/27/98 FRN                     5.69       50,000,000
   25,000   5.73%, 1/27/98 FRN                     5.73       24,999,019
            SHORT TERM CARD
            ACCOUNT TRUST 1996-1
  125,000   5.69%, 1/15/98 FRN                     5.69      125,000,000
            SMM TRUST 1997-1
   20,000   5.66%, 5/29/98 FRN (b)                 5.66       20,000,000

            Total Corporate Obligations
            (amortized cost $499,995,046)                    499,995,046

            CERTIFICATES OF DEPOSIT-14.2%
            BAYERISCHE LANDESBANK
   10,000   5.86%, 7/17/98                         5.88        9,999,104
            BETA FINANCE CORP.
   20,000   6.00%, 10/29/98 (b)                    6.00       20,000,000
            CANADIAN IMPERIAL
            BANK OF COMMERCE
   85,000   5.63%, 12/30/97                        5.57       85,004,320
            CENTAURI CORP.
   12,000   5.75%, 2/13/98 (b)                     5.67       11,996,585
   10,000   6.36%, 5/01/98 (b)                     5.68       10,000,000
            COMMERZBANK NEW YORK
    1,400   5.78%, 2/27/98                         5.88        1,399,669
            CREDIT AGRICOLE NEW YORK
   25,000   5.98%, 6/16/98                         5.94       25,004,606
            J. P. MORGAN & CO., INC.
   10,000   5.92%, 3/19/98                         5.95        9,999,151
            LANDESBANK HESSEN-THURINGEN
   25,000   5.90%, 3/17/98                         5.93       24,997,917
   25,000   6.13%, 4/07/98                         6.25       24,990,047
            NORINCHUKIN BANK, LTD.
   75,000   5.70%, 12/08/97                        5.69       75,000,144
            RABO BANK N.Y.
   25,000   5.98%, 3/20/98                         6.00       24,993,451
            SIGMA FINANCE CORP.
   25,000   6.00%, 10/26/98 (b)                    6.00       25,000,000
            SUMITOMO BANK, LTD.
   25,000   5.62%, 12/17/97                        5.62       25,000,000
   95,000   5.70%, 12/29/97                        5.70       95,000,000

            Total Certificates of Deposit
            (amortized cost $468,384,994)                    468,384,994


9


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
-------------------------------------------------------------------------
            BANK OBLIGATIONS-12.7%
            BANK OF MONTREAL CHICAGO
$ 125,000   5.79%, 10/01/98 FRN                    5.79%  $  125,000,000
            BANKERS TRUST NEW YORK CORP.
   20,000   5.91%, 2/17/98 FRN                     5.91       20,000,000
  140,000   5.91%, 2/23/98 FRN                     5.91      140,000,000
            BAYERISCHE VEREINSBANK
   75,000   5.56%, 6/30/98 FRN                     5.56       74,974,762
            DEUTSCHE BANK N.Y.
   25,000   5.61%, 7/01/98 FRN                     5.61       24,985,908
            MORGAN GUARANTY TRUST CO.
   10,000   5.97%, 6/22/98                         5.97        9,998,140
            ROYAL BANK OF CANADA
   25,000   5.86%, 9/30/98 FRN                     5.86       25,000,000

            Total Bank Obligations
            (amortized cost $419,958,810)                    419,958,810

            U.S. GOVERNMENT AND AGENCIES-1.0%
            FEDERAL FARM CREDIT BANK
$  32,000   5.35%, 8/03/98 FRN
            (amortized cost $31,989,919)           5.35%      31,989,919

            TOTAL INVESTMENTS-99.6%
            (amortized cost $3,284,622,177)                3,284,622,177
            Other assets less liabilities-0.4%                13,278,555

            NET ASSETS-100%
            (offering and redemption price of
            $1.00 per share; 3,297,874,004
            shares outstanding)                           $3,297,900,732


See Footnotes and Glossary of Terms on page 14.
See notes to financial statements.


10


STATEMENT OF NET ASSETS
NOVEMBER 30, 1997
ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          U.S. GOVERNMENT AND AGENCIES-34.7%
          FEDERAL HOME LOAN MORTGAGE
          CORP.-13.4%
$ 2,500   12/16/97                                 5.47%     $ 2,494,375
  3,500   12/05/97                                 5.50        3,497,875
  2,600   12/11/97                                 5.57        2,596,042
  5,000   12/01/97                                 5.63        5,000,000
  2,000   5.715%, 3/17/98                          5.87        1,999,164
  1,000   5.84%, 4/08/98                           6.04          999,358
                                                             ------------
                                                              16,586,814

          FEDERAL NATIONAL MORTGAGE
          ASSOCIATION-12.9%
  1,000   12/08/97                                 5.43          998,944
    392   12/09/97                                 5.47          391,530
  1,000   12/15/97                                 5.47          997,900
    656   12/17/97                                 5.47          654,426
  1,000   12/23/97                                 5.50          996,685
  1,000   12/29/97                                 5.50          995,780
  1,000   12/30/97                                 5.50          995,630
  1,000   5.59%, 12/18/97                          5.63          999,927
  1,000   6.41%, 7/17/98                           5.74        1,003,944
  2,000   5.748%,10/20/98 FRN                      5.79        1,999,230
  5,000   5.798%,11/04/98 FRN                      5.88        4,997,309
  1,000   6.02%, 4/15/98                           6.15          999,576
                                                             ------------
                                                              16,030,881

          FEDERAL HOME LOAN BANK-6.1%
  1,500   12/10/97                                 5.45        1,497,956
    599   12/12/97                                 5.48          598,010
  3,000   5.529%, 12/04/97 FRN                     5.58        2,997,534
  1,500   5.87%, 1/30/98                           5.87        1,500,000
  1,000   6.11%, 4/17/98                           6.14          999,892
                                                             ------------
                                                               7,593,392

          STUDENT LOAN MARKETING
          ASSOCIATION-1.6%
  2,000   5.44%, 12/19/97                          5.94        1,999,510

          FEDERAL FARM CREDIT BANK-0.7%
    815   12/08/97                                 5.47          814,144

          Total U.S. Government and Agencies
          (amortized cost $43,024,741)                        43,024,741

          REPURCHASE AGREEMENTS-66.3%
          BARCLAYS DEZOETE
          WEDD SECURITIES, INC.
  6,100   5.75%, dated 11/28/97, due 12/01/97
          in the amount of $6,102,923
          (cost $6,100,000; collateralized by
          $6,179,000 Federal Farm Credit
          Bank, 5.60%, 10/01/98,
          value $6,224,195) (c)                    5.75        6,100,000
          CHASE SECURITIES INC.
  3,600   5.53%, dated 10/16/97,
          due 12/19/97
          in the amount of $3,635,392
          (cost $3,600,000;
          collateralized by $3,950,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 3/01/04,
          value $3,811,441) (c)                    5.53        3,600,000
          CHASE SECURITIES INC.
  2,500   5.56%, dated 11/13/97,
          due 12/15/97
          in the amount of $2,512,356
          (cost $2,500,000;
          collateralized by $2,900,000
          Federal National Mortgage Assn.,
          6.50%, 12/01/23,
          value $2,591,751) (c)                    5.56        2,500,000
          CS FIRST BOSTON CORP.
  3,100   5.52%, dated 10/06/97,
          due 12/08/97
          in the amount of $3,129,946
          (cost $3,100,000;
          collateralized by $4,589,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 10/01/09,
          value $3,145,958) (c)                    5.52        3,100,000


11


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          CS FIRST BOSTON CORP.
$ 3,000   5.56%, dated 11/24/97,
          due 12/08/97
          in the amount of $3,006,487
          (cost $3,000,000;
          collateralized by $3,958,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          6.50%, 12/01/13,
          value $3,150,581;
          collateralized by $140,000
          by Federal National
          Mortgage Assn., 7.00%, 2/01/14
          value $104,842) (c)                      5.56%      $3,000,000
          FUJI SECURITIES INC.
  6,000   5.50%, dated 11/24/97,
          due 12/01/97
          in the amount of $6,006,417
          (cost $6,000,000;
          collateralized by $5,920,000
          Federal Home Loan
          Mortgage Corp., 5.79%, 2/01/99,
          value $6,132,039) (c)                    5.50        6,000,000
          GOLDMAN SACHS & CO.
  3,100   5.52%, dated 10/16/97,
          due 12/17/97
          in the amount of $3,129,471
          (cost $3,100,000;
          collateralized by $3,185,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 8/01/27,
          value $3,186,847) (c)                    5.52        3,100,000
          GOLDMAN SACHS & CO.
  3,000   5.55%, dated 11/24/97,
          due 12/02/97
          in the amount of $3,003,700
          (cost $3,000,000;
          collateralized by $4,316,000
          Federal National Mortgage Assn.,
          6.00%, 2/01/09,
          value $3,085,404) (c)                    5.55        3,000,000
          LEHMAN BROTHERS INC.
  3,200   5.54%, dated 10/21/97,
          due 12/24/97
          in the amount of $3,231,516
          (cost $3,200,000;
          collateralized by $4,045,963
          Federal Home Loan
          Mortgage Corp - Gold.,
          8.00%, 4/01/08,
          value $3,252,569) (c)                    5.54        3,200,000
          MERRILL LYNCH & CO., INC.
  6,000   5.60%, dated 11/24/97,
          due 12/04/07
          in the amount of $6,009,333
          (cost $6,000,000;
          collateralized by $6,186,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 12/01/27,
          value $6,241,674)                        5.60        6,000,000
          MORGAN STANLEY DEAN WITTER
  3,200   5.53%, dated 10/21/97,
          due 12/22/97
          in the amount of $3,230,476
          (cost $3,200,000;
          collateralized by $4,760,000
          Federal National Mortgage Corp.,
          7.50%, 5/01/09,
          value $3,210,235;
          collateralized by $110,000
          U.S. Treasury Bond,
          7.50%, 11/15/16,
          value $130,425) (c)                      5.53        3,200,000
          MORGAN STANLEY DEAN WITTER
  3,000   5.55%, dated 10/27/97,
          due 12/29/97
          in the amount of $3,029,138
          (cost $3,000,000;
          collateralized by $14,847,000
          Federal Home Loan Mortgage Corp.,
          6.114%, 1/01/30,
          value $3,075,510) (c)                    5.55        3,000,000


12


ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          NIKKO SECURITIES CO.
$ 3,000   5.52%, dated 10/28/97,
          due 12/01/97
          in the amount of $3,015,640
          (cost $3,000,000;
          collateralized by $3,142,000
          Government National
          Mortgage Assn., 8.00%, 8/15/26,
          value $3,031,015) (c)                    5.52%      $3,000,000
          NIKKO SECURITIES CO.
  3,000   5.77%, dated 11/28/97,
          due 12/01/97
          in the amount of $3,001,443
          (cost $3,000,000;
          collateralized by $3,220,000
          Government National
          Mortgage Assn., 7.50%, 1/15/27,
          value $3,079,000) (c)                    5.77        3,000,000
          PAINEWEBBER, INC.
  3,400   5.53%, dated 10/17/97,
          due 12/12/97
          in the amount of $3,429,248
          (cost $3,400,000;
          collateralized by $3,882,000
          Federal National Mortgage Assn.,
          6.50%, 8/01/25,
          value $3,497,660) (c)                    5.53        3,400,000
          PAINEWEBBER, INC.
  2,800   5.58%, dated 11/25/97,
          due 12/03/97
          in the amount of $2,803,472
          (cost $2,800,000;
          collateralized by $2,866,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 9/01/27,
          value $2,872,292) (c)                    5.58        2,800,000
          PRUDENTIAL SECURITIES, INC.
  6,000   5.53%, dated 11/24/97,
          due 12/01/97
          in the amount of $6,006,452
          (cost $6,000,000;
          collateralized by $6,255,000
          Federal National Mortgage Assn.,
          6.50%, 9/01/12,
          value $6,148,492) (c)                    5.53        6,000,000
          SBC WARBURG, INC.
  2,700   5.54%, dated 11/07/97,
          due 12/11/97
          in the amount of $2,714,127
          (cost $2,700,000;
          collateralized by $4,494,000
          Federal National Mortgage Assn.,
          6.50%, 9/01/08,
          value $2,780,480) (c)                    5.54        2,700,000
          SBC WARBURG, INC.
  3,400   5.58%, dated 11/24/97,
          due 12/03/97
          in the amount of $3,404,743
          (cost $3,400,000;
          collateralized by $3,628,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 11/01/26,
          value $3,485,343) (c)                    5.58        3,400,000
          SMITH BARNEY, INC.
  1,800   5.55%, dated 11/03/97,
          due 12/04/97
          in the amount of $1,808,603
          (cost $1,800,000;
          collateralized by $1,950,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 12/01/26,
          value $1,875,546) (c)                    5.55        1,800,000
          SMITH BARNEY, INC.
  4,200   5.56%, dated 10/24/97,
          due 12/23/97
          in the amount of $4,238,920
          (cost $4,200,000;
          collateralized by $4,475,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 12/01/26,
          value $4,304,137) (c)                    5.56        4,200,000
          UBS SECURITIES, INC.
  2,000   5.52% dated 11/24/97,
          due 12/01/97
          in the amount of $2,002,147
          (cost $2,000,000;
          collateralized by $2,087,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 8/01/27,
          value $2,088,210) (c)                    5.52        2,000,000


13


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          UBS SECURITIES, INC.
$ 4,000   5.55%, dated 10/27/97, due 12/26/97
          in the amount of $4,037,000
          (cost $4,000,000;
          collateralized by $4,173,000
          Federal Home Loan
          Mortgage Corp - Gold.,
          7.00%, 9/01/27,
          value $4,183,770) (c)                    5.55%    $  4,000,000

          Total Repurchase Agreements
          (amortized cost $82,100,000)                        82,100,000

          TOTAL INVESTMENTS-101.0%
          (amortized cost $125,124,741)                     $125,124,741
          Other assets less liabilities-(1.0%)                (1,258,167)

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          123,866,387 shares outstanding)                   $123,866,574


#    All securities either mature or their interest rate changes in 397 days or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB)are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(b) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At November 30, 1997, these securities amounted to $1,501,282,014 representing 45.5% of net assets on the Prime Portfolio.

(c)  Repurchase agreements which are terminable within 7 days.

     Glossary of Terms:
     AMBAC  American Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     COP    Certificate of Participation
     FRN    Floating Rate Note
     GO     General Obligation
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Agency/Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue
     SFMR   Single Family Mortgage Revenue
     SWR    Solid Waste Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.


14


STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1997                         ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                          GENERAL
                                         MUNICIPAL       PRIME      GOVERNMENT
                                         PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       ------------  -------------  -----------
INVESTMENT INCOME
  Interest                              $5,346,650   $173,672,798   $6,226,273

EXPENSES
  Advisory fee (Note B)                    691,369     15,372,661      561,629
  Distribution assistance fee (Note C)     622,230     13,835,394      505,467
  Registration fees                        117,391        943,700      110,753
  Custodian fees                           106,491        328,453      109,479
  Administrative fee (Note C)               69,138      1,537,267       56,162
  Printing                                  17,151        393,737       12,706
  Organization                              14,600         14,965       14,600
  Audit and legal fees                      13,535         40,240       22,783
  Trustees' fees                             7,182          7,182        7,182
  Miscellaneous                              8,815         39,820        8,806
  Total expenses                         1,667,902     32,513,419    1,409,567
  Less: fee waiver and reimbursement      (285,165)    (1,768,097)    (286,313)
  Net expenses                           1,382,737     30,745,322    1,123,254
  Net investment income                  3,963,913    142,927,476    5,103,019

REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investment transactions                    (15)        25,953           10

NET INCREASE IN NET ASSETS FROM
OPERATIONS                              $3,963,898   $142,953,429   $5,103,029


See notes to financial statements.


15


STATEMENTS OF CHANGES IN NET ASSETS                  ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                               GENERAL
                                              MUNICIPAL                       PRIME                       GOVERNMENT
                                              PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                   ----------------------------  --------------------------------  ----------------------------
                                                   DECEMBER 13,                     DECEMBER 29,                  DECEMBER 29,
                                                     1995(A)                         1995(A)                        1995(A)
                                    YEAR ENDED          TO         YEAR ENDED           TO          YEAR ENDED         TO
                                    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,     NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,
                                        1997           1996            1997             1996            1997           1996
                                   -------------  -------------  ---------------  ---------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income            $  3,963,913   $  2,760,398   $  142,927,476   $   93,805,221   $  5,103,019   $  3,671,687
  Net realized gain (loss) on
  investment transactions                   (15)           615           25,953              775             10            177
  Net increase in net assets
  from operations                     3,963,898      2,761,013      142,953,429       93,805,996      5,103,029      3,671,864

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income              (3,963,913)    (2,760,398)    (142,927,476)     (93,805,221)    (5,103,019)    (3,671,687)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
  Net increase                       13,871,990    123,452,463      526,103,101    2,771,737,569     23,558,311    100,274,743
  Total increase                     13,871,975    123,453,078      526,129,054    2,771,738,344     23,558,321    100,274,920

NET ASSETS
  Beginning of period               123,486,411         33,333    2,771,771,678           33,334    100,308,253         33,333
  End of period                    $137,358,386   $123,486,411   $3,297,900,732   $2,771,771,678   $123,866,574   $100,308,253


(a)  Commencement of operations.

     See notes of financial statements.


16


NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997                                    ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund consists of three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. VALUATION OF SECURITIES
Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $74,000 for each of the Portfolios have been deferred and are being amortized on a straight-line basis through December, 2000.

3. TAXES
It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended November 30, 1997 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has voluntarily agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets unless such reimbursement is eliminated or modified upon approval of the Trustees prior thereto. For the year ended November 30, 1997 for General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $247,578, $923,957 and $255,475, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.


17


NOTES TO FINANCIAL STATEMENTS (CONTINUED)            ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATION AGREEMENT
Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays the Adviser a distribution fee at the annual rate of up to .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Adviser will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Portfolios' distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the year ended November 30, 1997 for General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Portfolios paid fees of $622,230, $13,835,394 and $505,467, respectively.
Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the year ended November 30, 1997, the General Municipal Portfolio incurred fees of $69,138 of which $37,587 was waived, the Prime Portfolio incurred fees of $1,537,267 of which $844,140 was waived and the Government Portfolio incurred fees of $56,162 of which $30,838 was waived.

NOTE D: INVESTMENT TRANSACTIONS
At November 30, 1997, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At November 30, 1997, capital paid-in aggregated $137,357,786, $3,297,874,004 and $123,866,387 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                   GENERAL
                                  MUNICIPAL                         PRIME                          GOVERNMENT
                                  PORTFOLIO                       PORTFOLIO                        PORTFOLIO
                        ----------------------------  ---------------------------------  ----------------------------
                                        DECEMBER 13,                      DECEMBER 29,                   DECEMBER 29,
                                           1995(A)                           1995(A)                       1995(A)
                          YEAR ENDED         TO           YEAR ENDED           TO          YEAR ENDED         TO
                         NOVEMBER 30,   NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,
                             1997           1996             1997             1996            1997           1996
                        -------------  -------------  ----------------  ---------------  -------------  -------------
Shares sold              536,421,356    494,868,947    15,146,343,094   11,085,409,424    485,426,533    372,258,638
Shares issued on
  reinvestments of
  dividends                3,963,913      2,760,398       142,927,476       93,805,221      5,103,019      3,671,687
Shares redeemed         (526,513,279)  (374,176,882)  (14,763,167,469)  (8,407,477,076)  (466,971,241)  (275,655,582)
Net increase              13,871,990    123,452,463       526,103,101    2,771,737,569     23,558,311    100,274,743


(a)  Commencement of operations.


18


FINANCIAL HIGHLIGHTS                                 ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                    GENERAL
                                                   MUNICIPAL                     PRIME                    GOVERNMENT
                                                   PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                         --------------------------  --------------------------  --------------------------
                                                       DECEMBER 13,                DECEMBER 29,                DECEMBER 29,
                                                          1995(A)                     1995(A)                     1995(A)
                                          YEAR ENDED        TO        YEAR ENDED        TO        YEAR ENDED        TO
                                         NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,
                                             1997          1996          1997          1996          1997          1996
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period        $1.00         $1.00         $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                    .029          .027          .046          .041          .045          .041

LESS: DIVIDENDS
Dividends from net investment income        (.029)        (.027)        (.046)        (.041)        (.045)        (.041)
Net asset value, end of period              $1.00         $1.00         $1.00         $1.00         $1.00         $1.00

TOTAL RETURN
Total investment return based on:
  net asset value (c)                        2.92%         2.80%(d)      4.75%         4.58%(d)      4.64%         4.52%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                              $137          $123        $3,298        $2,772          $124          $100
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                           1.00%         1.00%(d)      1.00%         1.00%(d)      1.00%         1.00%(d)
  Expenses, before waivers and
    reimbursements                           1.21%         1.39%(d)      1.06%         1.23%(d)      1.25%         1.42%(d)
  Net investment income (b)                  2.87%         2.76%(d)      4.65%         4.50%(d)      4.54%         4.45%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period.

(d)  Annualized.


19


INDEPENDENT AUDITOR'S REPORT                         ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE MONEY MARKET FUND

We have audited the accompanying statement of net assets of Alliance Money Market Fund - General, Prime, and Government Portfolios as of November 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Money Market Fund - General, Prime, and Government Portfolios as of November 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
December 18, 1997


20


                                                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN
RICHARD S. BORISOFF
JEFFREY M. COLE
RICHARD J. DALY
WILLIAM H. FOULK, JR.
ARTHUR S. KRANSELER
ROBERT A. LEWIS
CLIFFORD L. MICHEL
PETER QUICK
WILLIAM L. RHOADS, III
RICHARD R. STUMM
RONALD M. WHITEHILL, PRESIDENT

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
FRANCES M. DUNN, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

ADMINISTRATOR
ADP FINANCIAL INFORMATION SERVICES, INC.
2 Journal Square Plaza
Jersey City, NJ 07306-0817


21


ALLIANCE MONEY MARKET FUND
1345 Avenue of the Americas, New York, NY 10105


ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.